FORUM                                   ANNUAL REPORT
FUNDS(R)                                SEPTEMBER 30, 2002




                                        EQUITY INDEX FUND




                            [GRAPHIC: GREEK TEMPLE]

                                TABLE OF CONTENTS

A Message to Our Shareholders................................................  1


                    FINANCIAL STATEMENTS OF EQUITY INDEX FUND

Performance Charts and Analysis..............................................  2

Independent Auditors' Report.................................................  3

Statement of Assets and Liabilities..........................................  4

Statements of Operations.....................................................  5

Statements of Changes in Net Assets..........................................  6

Financial Highlights.........................................................  7

Notes to Financial Statements................................................  8

Tax Information and Trustees and Officers.................................... 11




        FINANCIAL STATEMENTS OF INDEX PORTFOLIO OF WELLS FARGO CORE TRUST

Independent Auditors' Report................................................. 14

Statement of Assets and Liabilities.......................................... 15

Statement of Operations...................................................... 16

Statements of Changes in Net Assets.......................................... 17

Financial Highlights......................................................... 18

Schedule of Investments ..................................................... 19

Notes to Financial Statements................................................ 26

Trustees and Officers........................................................ 29

--------------------------------------------------------------------------------
EQUITY INDEX FUND
A MESSAGE TO OUR SHAREHOLDERS
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

Dear Investor:

We are pleased to present the Annual Report for the Equity Index Fund (the "Fund"), a series of Forum Funds. This report reviews the Fund's performance for the fiscal period beginning October 1, 2001 and ending September 30, 2002.

The past twelve months were a very difficult investment environment in the equity markets. The performance of the Equity Index Fund, like virtually every broad-based domestic equity index, reflected these difficulties.

As of September 30, 2002, Fund assets were approximately $5.3 million. The Fund returned -20.83% for the year ended September 30, 2002 (excluding any sales charges), slightly lagging the performance of its benchmark, the S&P 500 Index, which returned -20.47%. This performance is reflective of the particularly volatile market conditions that have defined equity markets in the last year. Lipper Inc. ranked the Fund in the second quartile of its Lipper peer category, S&P 500 Index Funds, based on total returns and excluding sales charges, for one-year performance (70th in a field of 175 funds), and in the top quartile for three-year (22nd in a field of 118 funds) performance.

In seeking to duplicate the return of the S&P 500 Index, the Fund invests substantially all of its assets in Index Portfolio (the "Portfolio"), a series of Wells Fargo Core Trust, another open-end management investment company. The Portfolio seeks to invest in all 500 stocks that make up the S&P 500 Index and in the same weightings as those of the S&P 500 Index.

A small portion of the Portfolio's assets is held in cash, which is invested in money market investments in order to accommodate shareholder transactions and to provide liquidity. Holding cash minimizes transaction costs, but may hurt performance in a rising market. The Portfolio seeks to reduce this risk by hedging its cash position through investing in S&P 500 futures contracts, which has the effect of keeping the Portfolio fully invested in stocks.

While we cannot foresee the performance of the equity markets in the coming year, we are cautiously optimistic that the economy will improve over the next two quarters. We expect that the fund will be well-positioned to take advantage of broad-based market growth when the economy does in fact turn.

Thank you for your confidence in Forum Funds. We remain dedicated to our commitment to provide you with high quality investment service. If you have questions, please discuss them with your investment professional or call us at
(800) 943-6786.

Sincerely,

/s/ JOHN Y. KEFFER

John Y. Keffer,
Chairman

RESULTS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM HISTORICAL PERFORMANCE OF THE FUND. TOTAL RETURNS INCLUDE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. DURING THE PERIOD, SOME OF THE FUND'S FEES WERE WAIVED OR EXPENSES REIMBURSED. IN THE ABSENCE OF THESE WAIVERS AND REIMBURSEMENTS, PERFORMANCE FIGURES WOULD BE LOWER. IF THE MAXIMUM 4.0% SALES CHARGE HAD BEEN REFLECTED THE QUOTED PERFORMANCE WOULD HAVE BEEN LOWER. FOR ADDITIONAL FUND PERFORMANCE, PLEASE REFER TO THE PERFORMANCE CHARTS AND ANALYSIS ON THE NEXT PAGE.

LIPPER INC. IS AN INDEPENDENT MUTUAL FUND RATING SERVICE THAT RANKS FUNDS IN VARIOUS FUND CATEGORIES BY MAKING COMPARATIVE CALCULATIONS USING TOTAL RETURNS. (11/02)


                                        1                            FORUM FUNDS

--------------------------------------------------------------------------------
EQUITY INDEX FUND
PERFORMANCE CHARTS & ANALYSIS
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

These charts reflect the change in value of a $10,000 investment, including reinvested dividends and distributions, in Equity Index Fund, compared to the Standard and Poor's 500 Composite Index ("S&P 500 Index"), since the Fund's inception. The S&P 500 Index is a market weighted index composed of 500 large capitalization companies. The total return of the Fund includes operating expenses and a 4.00% sales charge that reduce returns, while the total return of the S&P 500 Index does not include expenses and sales charges. The Fund is professionally managed while the S&P 500 Index is unmanaged and is not available for investment. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUNDS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS. THE PERFORMANCE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. FORMORE CURRENT INFORMATION PLEASE CALL (800) 943-6786.

                       EQUITY INDEX FUND VS. S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURN ON 9/30/02     INVESTMENT VALUE ON 9/30/02
--------------------------------------     ---------------------------
One Year:                       (24.00%)   Equity Index Fund:             $8,844
Since Inception on 12/24/97:     (2.54%)   S&P 500 Index:                 $9,333

              EQUITY INDEX FUND    S&P 500 INDEX
   12/24/97               9,600           10,000
   01/31/98              10,042           10,534
   02/28/98              10,762           11,294
   03/31/98              11,309           11,872
   07/31/98              11,549           12,133
   08/31/98               9,878           10,381
   09/30/98              10,560           11,046
   01/31/99              13,286           13,957
   02/28/99              12,879           13,523
   03/31/99              13,383           14,064
   07/31/99              13,887           14,585
   08/31/99              13,819           14,513
   09/30/99              13,441           14,116
   01/31/00              14,675           15,401
   02/29/00              14,400           15,109
   03/31/00              15,804           16,587
   07/31/00              15,146           15,894
   08/31/00              16,079           16,880
   09/30/00              15,225           15,989
   01/31/01              14,529           15,262
   02/28/01              13,217           13,871
   03/31/01              12,379           12,993
   07/31/01              12,969           13,617
   08/31/01              12,152           12,766
   09/30/01              11,170           11,735
   01/31/02              12,172           12,800
   02/28/02              11,931           12,553
   03/31/02              12,381           13,025
   07/31/02               9,870           10,401
   08/31/02               9,932           10,469
   09/30/02               8,844            9,333

--------------------------------------------------------------------------------
EQUITY INDEX FUND
INDEPENDENT AUDITORS' REPORT
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Forum Funds:

We have audited the accompanying statement of assets and liabilities of the Forum Equity Index Fund (the "Fund"), a series of the Forum Funds, as of September 30, 2002, including the related statement of operations for the year then ended, statement of changes in net assets, and financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for each of the periods from December 24, 1997 (commencement of operations) to September 30, 2000 were audited by other auditors whose report dated November 10, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Forum Equity Index Fund as of September 30, 2002, the results of its operations, changes in its net assets, and its financial highlights for periods in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Boston, Massachusetts
November 8, 2002


                                       3                             FORUM FUNDS

--------------------------------------------------------------------------------
EQUITY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

ASSETS
   Total investments, at value (Cost $ 6,319,798) (Note 2)                      $    5,321,519
   Prepaid expenses                                                                        556
   Organization costs, net of amortization (Note 2)                                        121
                                                                                ---------------

Total Assets                                                                         5,322,196
                                                                                ---------------

LIABILITIES
   Payable for Fund shares redeemed                                                        443
   Accrued expenses and other liabilities                                               13,192
                                                                                ---------------

Total Liabilities                                                                       13,635
                                                                                ---------------

NET ASSETS                                                                      $    5,308,561
                                                                                ===============

COMPONENTS OF NET ASSETS
   Paid-in capital                                                              $    6,473,234
   Undistributed net investment income                                                  48,124
   Accumulated net realized loss from investments and futures transactions            (214,518)
   Unrealized depreciation of investments and futures transactions                    (998,279)
                                                                                ---------------

NET ASSETS                                                                      $    5,308,561
                                                                                ===============

SHARES OF BENEFICIAL INTEREST                                                          628,198

NET ASSET VALUE AND
   REDEMPTION PRICE PER SHARE                                                   $         8.45

OFFERING PRICE PER SHARE
   (NAV / (1 - MAXIMUM SALES LOAD))                                             $         8.80

MAXIMUM SALES LOAD                                                                        4.00%


See Notes to Financial Statements.     4                             FORUM FUNDS


--------------------------------------------------------------------------------
EQUITY INDEX FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2002
--------------------------------------------------------------------------------


INVESTMENT INCOME
   Interest income allocated from Portfolio (Note 1)                            $               4,123
   Dividend income allocated from Portfolio (Note 1)                                          106,223
   Securities lending income allocated from Portfolio (Note 1)                                  1,431
   Net expenses allocated from Portfolio (Note 1)                                              (9,527)
                                                                                ----------------------
Total Investment Income                                                                       102,250
                                                                                ----------------------

EXPENSES

   Adminstration (Note 3)                                                                      14,615
   Transfer agency (Note 3)                                                                    31,536
   Accounting (Note 3)                                                                         14,900
   Audit                                                                                        6,000
   Legal                                                                                        5,053
   Trustees                                                                                       272
   Reporting                                                                                    2,232
   Compliance                                                                                   3,184
   Amortization of organization costs (Note 2)                                                    527
   Miscellaneous                                                                                2,068
                                                                                ----------------------
Total Expenses                                                                                 80,387
   Expenses reimbursed and fees waived (Note 4)                                               (58,301)
                                                                                ----------------------
Net Expenses                                                                                   22,086
                                                                                ----------------------

NET INVESTMENT INCOME                                                                          80,164
                                                                                ----------------------

NET REALIZED AND UNREALIZED LOSS ON
   INVESTMENTS AND FUTURES TRANSACTIONS
   Net realized loss on investments in Portfolio (Note 1)                                    (136,507)
   Net realized loss on futures transactions
      in Portfolio (Note 1)                                                                   (26,196)
                                                                                ----------------------
Net Realized Loss on Investments and Futures Transactions                                    (162,703)
                                                                                ----------------------

   Net change in unrealized appreciation/(depreciation)
      on investments in Portfolio (Note 1)                                                 (1,360,037)
   Net change in unrealized appreciation /(depreciation) on
      futures transactions in Portfolio (Note 1)                                              (15,663)
                                                                                ----------------------
Net Change in Unrealized Appreciation/(Depreciation) on Investments
   and Futures Transactions                                                                (1,375,700)
                                                                                ----------------------

NET REALIZED AND UNREALIZED LOSS ON
   INVESTMENTS                                                                             (1,538,403)
                                                                                ----------------------

NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                                                             $ (1,458,239)
                                                                                ======================


See Notes to Financial Statements.     5                             FORUM FUNDS


--------------------------------------------------------------------------------
EQUITY INDEX FUND
STATEMENT OF CHANGES IN NET ASSETS
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

                                                                                     Year           Year
                                                                                    Ended           Ended
                                                                                Sept. 30, 2002  Sept. 30, 2001
                                                                                --------------- --------------

OPERATIONS
Net investment income                                                           $       80,164  $      98,955
Net realized loss on investments and futures transactions                             (162,703)       (36,973)
Net change in unrealized appreciation/(depreciation)
    of investments and futures transactions                                         (1,375,700)    (2,773,020)
                                                                                --------------- --------------

Net Decrease in Net Assets Resulting from Operations                                (1,458,239)    (2,711,038)
                                                                                --------------- --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income                                                                 (102,221)      (133,119)
Net realized gain on investments                                                             -       (356,495)
                                                                                --------------- --------------
Total Distributions to Shareholders                                                   (102,221)      (489,614)
                                                                                --------------- --------------

CAPITAL SHARE TRANSACTIONS
Sale of shares                                                                         665,324        725,496
Reinvestment of distributions                                                          100,781        488,900
Redemption of shares                                                                (1,175,992)    (1,251,350)
                                                                                --------------- --------------

Net Decrease from Capital Share Transactions                                          (409,887)       (36,954)
                                                                                --------------- --------------

Net Decrease in Net Assets                                                          (1,970,347)    (3,237,606)
                                                                                --------------- --------------

NET ASSETS
Beginning of period                                                                  7,278,908     10,516,514
                                                                                --------------- --------------

End of period                                                                   $    5,308,561  $   7,278,908
                                                                                =============== ==============

SHARE TRANSACTIONS
Sale of shares                                                                          59,359         56,125
Reinvestment of distributions                                                            8,533         35,751
Redemption of shares                                                                  (113,236)       (96,268)
                                                                                --------------- --------------

Net Decrease in Shares Outstanding                                                     (45,344)        (4,392)
                                                                                =============== ==============

Accumulated Undistributed Net Investment Income                                 $       48,124  $      70,275
                                                                                =============== ==============


See Notes to Financial Statements.     6                             FORUM FUNDS

--------------------------------------------------------------------------------
EQUITY INDEX FUND

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

These financial highlights reflect selected data for a share outstanding throughout each period.

                                       Oct. 1, 2001    Oct. 1, 2000   June 1, 2000    June 1, 1999   June 1, 1998   Dec. 24, 1997(f)
                                            to              to             to              to             to              to
                                       Sept. 30, 2002 Sept. 30, 2001  Sept. 30, 2000  May 31, 2000    May 31, 1999   May 31, 1998
                                       -------------- --------------- -------------- --------------- -------------- ---------------

NET ASSET VALUE PER SHARE,
  BEGINNING OF PERIOD                        $ 10.81         $ 15.51        $ 15.29         $ 14.01        $ 11.69         $ 10.00
                                       -------------- --------------- -------------- --------------- -------------- ---------------
INVESTMENT OPERATIONS
  Net investment income (a)                     0.12            0.14           0.08            0.45           0.16            0.07
  Net realized and unrealized gain (loss)
    on investments                             (2.33)          (4.12)          0.14            1.03           2.27            1.62
                                       -------------- --------------- -------------- --------------- -------------- ---------------
Total from Investment Operations               (2.21)          (3.98)          0.22            1.48           2.43            1.69
                                       -------------- --------------- -------------- --------------- -------------- ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                        (0.15)          (0.18)             -           (0.15)         (0.11)              -
  Net realized gain                                -           (0.54)             -           (0.05)          - (d)              -
                                       -------------- --------------- -------------- --------------- -------------- ---------------
Total Distributions to Shareholders            (0.15)          (0.72)             -           (0.20)         (0.11)              -
                                       -------------- --------------- -------------- --------------- -------------- ---------------

NET ASSET VALUE, END OF PERIOD                $ 8.45         $ 10.81        $ 15.51         $ 15.29        $ 14.01         $ 11.69
                                       ============== =============== ============== =============== ============== ===============

TOTAL RETURN (B)                             (20.83)%        (26.63)%       1.44%             10.55%         20.98%        16.90%

RATIO/SUPPLEMENTARY DATA
  Net assets at end of period (000's omitted) $ 5,309        $ 7,279       $ 10,517        $ 13,482       $ 11,127         $ 5,038
  Ratios to Average Net Assets
  Expenses, including reimbursement/
    waiver of fees (a)                          0.43%           0.25%       0.25%(c)           0.25%          0.25%         0.25%(c)
  Expenses, excluding reimbursement/
    waiver of fees (a)                          1.28%           1.13%       1.06%(c)           1.08%          1.26%         2.25%(c)
  Net investment income (loss), including
    reimbursement/waiver of fees (a)            1.10%           1.11%       0.91%(c)           1.12%          1.27%         1.41%(c)

PORTFOLIO TURNOVER RATE (E)                        4%              2%          3%                16%             4%            7%

-----------------------------------------------------------------------------------------------
(a) Includes the Fund's proportionate share of income and expenses of Portfolio.
(b) Total return  calculations  do not include sales charges and would have been lower had certain expenses not been waived or reimbursed during the period shown (Note 4).
(c) Annualized.
(d) Distributions per share were $0.002.
(e) Information  presented  is that of the  Portfolio in which the Fund invests (Note 1).
(f) Commencement of operations.


See Notes to Financial Statements.     7                             FORUM FUNDS

--------------------------------------------------------------------------------
EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

Forum Funds (the "Trust") is a Delaware business trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has twenty-four active investment portfolios. Included in this report is Equity Index Fund (the "Fund"), a diversified portfolio. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value.

A sales charge is assessed on purchases of the Fund's shares. A contingent deferred sales charge is assessed on redemptions of shares that were part of a purchase of $1,000,000 or more. The Fund commenced operations on December 24, 1997.

MASTER FEEDER ARRANGEMENT - The Fund seeks to achieve its investment objective by investing all of its investable assets in Index Portfolio (the "Portfolio"), a separate diversified portfolio of Wells Fargo Core Trust, a registered, open-end management investment company. The Portfolio directly acquires portfolio securities and a fund investing in the Portfolio acquires an indirect interest in those securities. This is commonly referred to as a master-feeder arrangement. The Fund (a feeder) accounts for its investment in the Portfolio (a master) as a partnership interest and records daily its share of the Portfolio's income, expenses, and realized and unrealized gain or loss. In addition, the Fund incurs its own expenses. The Fund may withdraw its investment from the Portfolio at any time if the Trust's Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. The financial statements of the Portfolio, including its schedule of investments, are included in this report and should be read in conjunction with the Fund's financial statements. The Fund's ownership interest in Index Portfolio was 0.46% as of September 30, 2002.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Fund.

SECURITY VALUATION - On each Fund business day, the Trust determines the net asset value per share of the Fund as of the close of the regular trading day on the New York Stock Exchange. The Fund records its investments in the Portfolio at value. The value of such an investment reflects the Fund's proportionate interest in the net assets of the Portfolio. The valuation of securities held in the Portfolio is discussed in the Notes to the Financial Statements of the Portfolio, which are included in this report.

INVESTMENT INCOME AND EXPENSES - The Fund records daily its pro rata share of its Portfolio's income, expenses, realized and unrealized gain and loss. In addition, the Fund accrues its own expenses.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

RECLASSIFICATION   OF  CAPITAL  ACCOUNTS  -  On  the  Statement  of  Assets  and
Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows:

Accumulated Net Investment Income                         $(94)
Undistributed Net Realized Gain/(Loss)                       61
Paid-in-Capital                                              33


                                       8                             FORUM FUNDS

--------------------------------------------------------------------------------
EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ORGANIZATION COSTS - Costs that were incurred by the Fund in connection with its organization are amortized using the straight-line method over a five-year period.

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

The capital loss carryover was $49,945, expiring in May 2010. For tax purposes, the current year deferred post-October losses were $24,587. These losses will be recognized for tax purposes on the first day of the following tax year.

EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each of its funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's average daily net assets.

NOTE 3.  ADVISORY FEES AND OTHER TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISER - All of the Fund's investable assets are invested in the Portfolio, accordingly, the Fund does not have a direct investment adviser. The Fund pays its pro rata portion of the advisory fees incurred by the Portfolio. Rates paid by the Portfolio for advisory services are disclosed in the Notes to Financial Statements of the Portfolio, which are included in this report.

ADMINISTRATOR - The administrator for the Fund is Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives a fee at an annual rate of 0.20% of the average daily net assets of the Fund.

TRANSFER AGENT - The transfer agent and dividend disbursing agent for the Fund is Forum Shareholder Services, LLC ("FSS"). FSS receives from the Fund an annual fee of $12,000, plus 0.25% of the average daily net assets of the Fund, and an annual shareholder account fee of $18 per shareholder account.

DISTRIBUTOR - Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., is the Fund's distributor. FSS receives no compensation for its distribution services.

OTHER SERVICE PROVIDER - Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Fund. For its services, FAcS receives an annual fee of $12,000 plus $2,900 for the preparation of tax returns.

Certain Officers and Directors of the Trust are Officers and Directors of the above companies.


                                       9                             FORUM FUNDS

--------------------------------------------------------------------------------
EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

Certain service providers of the Fund have voluntarily undertaken to waive a portion of their fees and/or reimburse certain expenses of the Fund so that total expenses of the Fund would not exceed certain limitations. Fee waivers and expense reimbursements may be reduced or eliminated at any time. For the year ended September 30, 2002, expenses reimbursed and fees waived were as follows:

                                                                          Fees Waived         Total Fees
                                 Fees          Fees        Fees         By Wells Fargo          Waived
                                Waived        Waived      Waived             Funds           And Expenses
                                By FAdS       By FSS      By FAcS       Management, LLC       Reimbursed
                              --------------------------------------------------------------------------------
Equity Index Fund               $14,615      $28,786       $14,900               -              $58,301
Index Portfolio
    (Portion attributable to
     Equity Index Fund)                                                       $3,844             $3,844

NOTE 5.  SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of securities, other than short-term investments for the Fund based on its ownership percentage of the Portfolio, were $439,692 and $247,724 respectively, for the year ended September 30, 2002.

NOTE 6.  DISTRIBUTION TO SHAREHOLDERS

As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income        $22,303

The tax character of distributions paid during 2002 and 2001 was as follows:

                                      2002                      2001
                                      ----                      ----
Ordinary Income                     $102,221                   $140,162
Long Term Capital Gain                 -                        349,452


NOTE 7.  CHANGE IN INDEPENDENT AUDITOR

At its February 12, 2001 meeting, the Board of Trustees of Forum Funds (the "Trust") approved KPMG LLP ("KPMG" as the new independent accountant for the Equity Index Fund (the "Fund"), a series of the Trust, subject to the resignation of Deloitte & Touche LLP ("Deloitte") as independent auditor of the Fund. The decision to replace Deloitte with KPMG was motivated by the fact that KPMG already serves as independent auditor for the Index Portfolio of Wells Fargo Core Trust, the portfolio in which the Fund invests substantially all of its assets. During the Fund's previous three fiscal periods and through the date of Deloitte's resignation, the Fund had no disagreements with Deloitte on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.


                                       10                            FORUM FUNDS

--------------------------------------------------------------------------------
EQUITY INDEX FUND

TAX INFORMATION AND TRUSTEES AND OFFICERS (UNAUDITED)
SEPTEMBER 30, 2002

--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR

For federal income purposes, dividends from short-term capital gain are classified as ordinary income. All net investment income dividends were ordinary income, of which 100.00% were eligible for the corporate dividends received deduction.

TRUSTEES AND OFFICERS OF THE TRUST

                                                                                               NUMBER OF
                                                                                             PORTFOLIOS IN
                                                                                                 FUND
                                POSITION      LENGTH OF        PRINCIPAL OCCUPATION(S)          COMPLEX
           NAME,                WITH THE        TIME                   DURING                   OVERSEEN       OTHER DIRECTORSHIPS
      AGE AND ADDRESS             TRUST       SERVED 1              PAST 5 YEARS              BY TRUSTEE 2      HELD BY TRUSTEES
----------------------------- ------------ -------------- --------------------------------- ---------------- -----------------------
INTERESTED TRUSTEES
----------------------------- ------------ -------------- --------------------------------- ---------------- -----------------------
John Y. Keffer 3              Chairman     1994-Present   Member and Director, Forum                 30      Chairman/President,
Born:  July 15, 1942          President                   Financial Group, LLC (a mutual                     Monarch Funds and Core
Two Portland Square                                       fund services holding company)                     Trust (Delaware)
Portland, ME 04101                                                                                           Trustee, Cutler Trust
----------------------------- ------------ -------------- --------------------------------- ---------------- -----------------------
DISINTERESTED TRUSTEES
----------------------------- ------------ -------------- --------------------------------- ---------------- -----------------------
Costas Azariadis              Trustee      1994-Present   Professor of Economics,                    28      None
Born:  February 15, 1943                                  University of California-Los
Department of Economics                                   Angeles
University of California                                  Visiting Professor of Economics,
Los Angeles, CA 90024                                     Athens University of Economics
                                                          and Business 1998 - 1999
----------------------------- ------------ -------------- --------------------------------- ---------------- -----------------------
James C. Cheng                Trustee      1994-Present   President, Technology Marketing            28      None
Born:  July 26, 1942                                      Associates (marketing company
27 Temple Street                                          for small and medium sized
Belmont, MA 02478                                         businesses in New England)
----------------------------- ------------ -------------- --------------------------------- ---------------- -----------------------
J. Michael Parish             Trustee      1994-Present   Partner, Wolfe, Block, Schorr              28      None
Born:  November 9, 1943                                   and Solis-Cohen, LLP (law firm)
250 Park Avenue                                           since 2002
New York, NY 10177                                        Partner,  Thelen  Reid &  Priest
                                                          LLP (law firm) 1995-2002
----------------------------- ------------ -------------- --------------------------------- ---------------- -----------------------


                                       11                            FORUM FUNDS


--------------------------------------------------------------------------------
EQUITY INDEX FUND
TRUSTEES AND OFFICERS (UNAUDITED) (CONCLUDED)
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                                                             PORTFOLIOS IN
                                                                                                 FUND
                                POSITION      LENGTH OF        PRINCIPAL OCCUPATION(S)          COMPLEX
           NAME,                WITH THE        TIME                   DURING                   OVERSEEN       OTHER DIRECTORSHIPS
      AGE AND ADDRESS             TRUST       SERVED 1              PAST 5 YEARS              BY TRUSTEE 2      HELD BY TRUSTEES
----------------------------- ------------ -------------- --------------------------------- ---------------- -----------------------
OFFICERS
----------------------------- ------------ -------------- --------------------------------- ---------------- -----------------------
Thomas G. Sheehan             Vice          2000-Present  Director of Business                    N/A                  N/A
Born: July 17, 1954           President                   Development, Forum Financial
Two Portland Square                                       Group, LLC since 2001
Portland, ME 04101                                        Managing Director and
                                                          Counsel, Forum Financial
                                                          Group, LLC 1993 - 2001
----------------------------- ------------ -------------- --------------------------------- ---------------- -----------------------
David I. Goldstein            Vice          1994-Present  Director of Business                    N/A                  N/A
Born:  August 3, 1961         President                   Development, Forum Financial
Two Portland Square                                       Group, LLC since 2000
Portland, ME 04101                                        Managing Director and General
                                                          Counsel, Forum Financial Group,
                                                          LLC 1991 - 2000
                                                          Secretary, Forum Financial
                                                          Group, LLC and its various
                                                          affiliates including Forum Fund
                                                          Services, LLC
----------------------------- ------------ -------------- --------------------------------- ---------------- -----------------------
Stacey E. Hong                Treasurer    2002-Present   Director, Forum Accounting              N/A                  N/A
Born:  May 10, 1966                                       Services, LLC since 1998, with
Two Portland Square                                       which he has been associated
Portland, ME 04101                                        since 1992
----------------------------- ------------ -------------- --------------------------------- ---------------- -----------------------
Leslie K. Klenk               Secretary    1998-Present   Counsel, Forum Financial Group,         N/A                  N/A
Born:  August 24, 1964                                    LLC since 1998
Two Portland Square                                       Associate General Counsel,
Portland, ME 04101                                        Smith Barney Inc. (brokerage
                                                          firm) 1993 - 1998
----------------------------- ------------ -------------- --------------------------------- ---------------- -----------------------

The Statement of Additional Information ("SAI") contains additional information about the Trust's Trustees. The SAI is available without charge by contacting the Fund at (800) 94 FORUM.

1 Each Trustee and Officer holds office until he or she resigns, is removed, or a successor is elected and qualified.
2 The Fund Complex includes the Trust and four other investment companies for which Forum Financial Group of companies provide services.
3 John Y. Keffer indirectly controls the entities that provide administration, placement agent, fund accounting and custodial services to the Trust. Mr. Keffer also indirectly controls Forum Investment Advisors, LLC, the investment adviser to the Trust's series.


                                       12                            FORUM FUNDS

                                 ANNUAL REPORT

                               SEPTEMBER 30, 2002

                                INDEX PORTFOLIO


                             WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
INDEPENDENT AUDITORS' REPORT
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------


To the Board of Trustees and Interestholders of Wells Fargo Core Trust:

We have audited the accompanying statement of assets and liabilities of the Wells Fargo Core Trust Index Portfolio, one portfolio of the Wells Fargo Core Trust, (the "Portfolio") including the portfolio investments as of September 30, 2002, and the related statement of operations for the year then ended, statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period ended September 30, 2002. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of September 30, 2002, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Core Trust Index Portfolio as of September 30, 2002, the results of its operations, changes in its net assets and its financial highlights for periods indicated above in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

San Francisco, California
November 8, 2002


                                       14                            FORUM FUNDS

--------------------------------------------------------------------------------
INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

ASSETS
INVESTMENTS:
    Investments at cost                                                               $ 1,267,342,458
    Repurchase Agreement                                                                   39,522,000
    Net unrealized depreciation                                                          (143,377,982)
                                                                                ----------------------
TOTAL INVESTMENTS AT VALUE                                                              1,163,486,476
    Cash                                                                                       50,300
    Cash Collateral for securities loaned                                                 124,735,698
    Receivable for dividends and interest                                                   1,614,051
                                                                                ----------------------
Total Assets                                                                            1,289,886,525
                                                                                ----------------------

LIABILITIES
    Payable for securities loaned                                                         124,735,698
    Payable to investments purchased                                                          155,274
    Payable for daily variation margin on financial futures contracts                         554,050
    Payable to investment adviser and affiliates                                              113,858
    Payable to other related parties                                                           12,178
    Accrued expenses and other liabilities                                                     49,607
                                                                                ----------------------
Total Liabilities                                                                         125,620,665
                                                                                ----------------------

NET ASSETS                                                                            $ 1,164,265,860
                                                                                ======================

Securities on Loan, at Market Value                                                     $ 118,486,145


See Notes to Financial Statements.     15                 WELLS FARGO CORE TRUST


--------------------------------------------------------------------------------
INDEX PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                                              $ 21,086,581
   Interest                                                                                    819,478
   Securities lending                                                                          282,621
                                                                                -----------------------
TOTAL INVESTMENT INCOME                                                                     22,188,680
                                                                                -----------------------

EXPENSES
   Advisory fees                                                                             2,174,151
   Custody                                                                                     289,887
   Accounting                                                                                  111,775
   Legal                                                                                         6,666
   Audit                                                                                        22,250
   Directors' fees                                                                               5,726
   Other                                                                                        36,719
                                                                                -----------------------
TOTAL EXPENSES                                                                               2,647,174
                                                                                -----------------------
   Expenses reimbursed and fees waived                                                        (761,097)
                                                                                -----------------------
   Net Expenses                                                                              1,886,077
                                                                                -----------------------
NET INVESTMENT INCOME                                                                       20,302,603
                                                                                -----------------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
   AND FUTURES TRANSACTIONS
NET REALIZED LOSS FROM
     Securities                                                                            (25,203,511)
     Financial futures transactions                                                         (9,036,801)
                                                                                -----------------------
Net realized loss on investments and future transactions                                   (34,240,312)
                                                                                -----------------------

NET CHANGE IN UNREALIZED DEPRECIATION OF:
     Securities                                                                           (277,827,839)
     Financial futures transactions                                                         (3,244,200)
                                                                                -----------------------

Net change in unrealized depreciation of investments                                      (281,072,039)

                                                                                -----------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                                           (315,312,351)
                                                                                -----------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $ (295,009,748)
                                                                                =======================


See Notes to Financial Statements.     16                 WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                 Year                 Year
                                                                                Ended                Ended
                                                                            Sept. 30, 2002       Sept. 30, 2001
                                                                          -----------------    -----------------


OPERATIONS:
Net investment income                                                           20,302,603           20,211,727
Net realized loss from investments sold                                        (34,240,312)         (14,061,913)
Net change in unrealized appreciation (depreciation) of investments           (281,072,039)        (501,591,975)
                                                                          -----------------    -----------------
Net Decrease In Net Assets Resulting
 From Operations                                                              (295,009,748)        (495,442,161)
                                                                          -----------------    -----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                                                  237,444,416          249,152,143
Withdrawals                                                                   (202,604,774)        (128,518,336)
                                                                          -----------------    -----------------
NET INCREASE FROM TRANSACTIONS IN
 INVESTORS' BENEFICIAL INTERESTS                                                34,839,642          120,633,807
                                                                          -----------------    -----------------

NET DECREASE IN NET ASSETS                                                    (260,170,106)        (374,808,354)
                                                                          -----------------    -----------------

NET ASSETS
Beginning of Period                                                          1,424,435,966        1,799,244,320
                                                                          -----------------    -----------------

End of Period                                                              $ 1,164,265,860      $ 1,424,435,966
                                                                          =================    =================


See Notes to Financial Statements.     17                 WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                    Ratios to Average
                                                      Net Assets (a)
                                           ---------------------------------------

                                              Net                                   Portfolio
                                            Investment      Net          Gross       Turnover      Total
                                             Income      Expenses     Expenses (b)     Rate       Return
                                           -----------   ----------   ------------  -----------  ----------

For Year or Period
  October 1, 2001 to September 30, 2002      1.40%         0.13%         0.18%          4%       (20.52)%
  October 1, 2000 to September 30, 2001      1.23%         0.13%         0.18%          2%       (26.56)%
  October 1, 1999 to September 30, 2000      1.13%         0.13%         0.18%          8%        13.21%
  June 1, 1999 to September 30, 1999         1.25%         0.18%         0.23%         11%        (0.99)%
  June 1, 1998 to May 31, 1999               1.35%         0.18%         0.23%          4%        20.78%
  June 1, 1997 to May 31, 1998               1.60%         0.19%         0.24%          7%        30.42%

--------------------------------------------------------------------------
(a)  Ratios for periods of less than one year are annualized.
(b)  During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net
     Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 5).


See Notes to Financial Statements.     18                 WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

 Shares       Security Description                Value       Shares     Security Description                   Value
------------- ------------------------------ --------------- ----------- ---------------------------------- --------------

COMMON STOCK - 95.94%                                        BUSINESS SERVICES - 6.84% - CONTINUED
AMUSEMENT & RECREATION SERVICES - 0.07%                         41,999  eBay, Inc. +                        $  2,217,966
     16,648  Harrah's Entertainment, Inc. +      $ 802,600      20,749  Electronics Arts, Inc. +               1,368,604
                                            ---------------     71,576  Electronic Data Systems Corp.          1,000,632
                                                                21,428  Equifax, Inc.                            465,845
APPAREL & ACCESSORY STORES - 0.51%                             112,828  First Data Corp.                       3,153,542
    129,622  Gap, Inc.                           1,406,398      28,650  Fiserv, Inc. +                           804,492
     50,170  Kohl's Corp. +                      3,050,837      42,284  IMS Health, Inc.                         632,991
     77,669  Limited Brands                      1,113,772      57,185  Interpublic Group of Cos., Inc.          906,382
     20,128  Nordstrom, Inc.                       361,096      31,535  Intuit, Inc. +                         1,435,789
                                            ---------------     12,526  Mercury Interactive Corp. +              214,946
                                                 5,932,103     807,019  Microsoft Corp. +                     35,258,660
                                            ---------------     14,610  NCR Corp. +                              289,278
                                                                54,284  Novell, Inc. +                           113,996
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS             28,014  Omnicom Group                          1,559,820
SIMILAR MATERIALS - 0.13%                                      809,661  Oracle Corp. +                         6,363,934
     19,201  Jones Apparel Group, Inc. +           589,471      38,923  Parametric Technology Corp. +             70,061
     15,896  Liz Clairborne, Inc.                  396,605      46,522  Peoplesoft, Inc. +                       575,477
     16,302  V F Corp.                             586,546      28,785  Rational Software Corp. +                124,351
                                            ---------------     26,098  Robert Half Int'l, Inc. +                414,175
                                                 1,572,622      71,220  Siebel Systems, Inc. +                   409,515
                                            ---------------    483,763  Sun Microsystems, Inc. +               1,252,946
                                                                42,111  Sungard Data Systems, Inc.+              819,059
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.11%          16,642  TMP Worldwide, Inc. +                    149,778
     15,715  Autozone, Inc. +                    1,239,285      48,161  Unisys Corp. +                           337,127
                                            ---------------     61,173  Veritas Software, Corp. +                899,855
                                                                89,498  Yahoo!, Inc. +                           856,496
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%                                                              --------------
      9,271  Ryder System, Inc.                    231,126                                                    79,615,087
                                            ---------------                                                --------------

BUILDING CONSTRUCTION - GENERAL CONTRACTORS &                CHEMICALS & ALLIED PRODUCTS - 12.65%
OPERATIVE BUILDERS - 0.10%                                     232,811  Abbot Laboratories                     9,405,563
      9,179  Centex Corp.                          407,089      33,860  Air Products & Chemicals, Inc.         1,422,458
      7,424  KB Home                               362,588       8,658  Alberto-Culver Co., Cl. B                424,502
      9,119  Pulte Homes, Inc.                     388,743     190,475  Amgen, Inc. +                          7,942,807
                                            ---------------     16,369  Avery Dennison Corp.                     932,706
                                                 1,158,420      35,166  Avon Products, Inc.                    1,621,153
                                            ---------------     22,134  Biogen, Inc. +                           647,862
                                                               288,661  Bristol-Meyers Squibb Co.              6,870,132
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE            38,162  Chiron Corp. +                           983,980
HOME DEALERS - 1.24%                                            34,327  Clorox Co.                             1,379,259
    351,116  Home Depot, Inc.                    9,164,128      80,857  Colgate-Palmolive Co.                  4,362,235
    115,975  Lowe's Cos., Inc.                   4,801,365     135,716  Dow Chemical Co.                       3,706,404
     22,429  Sherwin-Williams Co.                  531,119     148,023  E I du Pont de Nemours & Co.           5,339,190
                                            ---------------     11,520  Eastman Chemical Co.                     439,718
                                                14,496,612      19,274  Ecolab, Inc.                             804,304
                                            ---------------    167,422  Eli Lilly & Co.                        9,265,133
                                                                26,785  Forest Laboratories, Inc. +            2,196,638
BUSINESS SERVICES - 6.84%                                       31,932  Genzyme Corp. +                          658,119
     35,768  Adobe Systems, Inc.                   683,169     157,627  Gillette Co.                           4,665,759
    665,126  AOL Time Warner, Inc. +             7,781,973       7,480  Great Lakes Chemical Corp.               179,670
     17,093  Autodesk, Inc.                        216,568      14,119  Int'l Flavors & Fragrances, Inc.         449,690
     92,414  Automatic Data Processing, Inc.     3,213,234      36,317  King Pharmaceuticals, Inc. +             659,880
     35,929  BMC Software, Inc. +                  469,592
    155,010  Cendant Corp. +                     1,667,907
     26,072  Citrix Systems, Inc. +                157,214
     86,090  Computer Associates Int'l, Inc.       826,464
     25,571  Computer Sciences Corp. +             710,618
     56,018  Compuware Corp. +                     170,855
     76,453  Concord EFS, Inc. +                 1,214,073
     25,810  Convergys Corp. +                     387,924
      9,316  Deluxe Corp.                          419,779


See Notes to Financial Statements.     19                 WELLS FARGO CORE TRUST


--------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

 Shares       Security Description                Value       Shares     Security Description                   Value
------------- ------------------------------ --------------- ----------- ---------------------------------- --------------

CHEMICALS & ALLIED PRODUCTS - 12.65% - CONTINUED             DOMESTIC DEPOSITORY INSTITUTIONS - 10.10% - CONTINUED
     37,355  MedImmune, Inc. +              $      779,599      31,330  Marshall & Illsley Corp.           $     873,794
    335,234  Merck & Co., Inc.                  15,323,546      64,847  Mellon Financial Corp.                 1,681,483
    922,392  Pfizer, Inc.                       26,767,816      91,061  National City Corp.                    2,597,970
    192,267  Pharmacia Corp.                     7,475,341      24,352  North Fork Bancorp., Inc.                921,480
     25,238  PPG Industries, Inc.                1,128,139      33,033  Northern Trust Corp.                   1,246,005
     24,054  Praxair, Inc.                       1,229,400      42,322  PNC Financial Services Group, Inc.     1,784,719
    193,670  Procter & Gamble Co.               17,310,225      32,961  Regions Financial Corp.                1,076,836
     32,945  Rohm & Haas Co.                     1,021,295      51,676  SouthTrust Corp.                       1,253,143
    218,525  Schering-Plough Corp.               4,658,953      48,289  State Street Corp.                     1,865,887
     10,917  Sigma-Aldrich Corp.                   537,881      42,472  SunTrust Banks, Inc.                   2,611,179
     15,922  Watson Pharmaceuticals, Inc. +        390,248      44,176  Synovus Financial Corp.                  910,909
    197,472  Wyeth                               6,279,610      29,794  Union Planters Corp.                     818,143
                                            ---------------    285,291  US Bancorp                             5,300,707
                                               147,259,215     204,361  Wachovia Corp.                         6,680,561
                                            ---------------    144,163  Washington Mutual, Inc.                4,536,810
                                                               253,150  Wells Fargo & Co.++                   12,191,704
COMMUNICATIONS - 4.05%                                          13,666  Zions Bancorp.                           594,881
     46,348  Alltel Corp.                        1,859,945                                                 --------------
    573,004  AT&T Corp.                          6,881,778                                                   117,588,790
    403,493  AT&T Wireless Services, Inc. +      1,662,391                                                 --------------
     53,936  Avaya, Inc. +                          77,128   EATING & DRINKING PLACES - 0.50%
    278,924  BellSouth Corp.                     5,121,045      25,528  Darden Restaurants, Inc.                 618,799
     21,142  CenturyTel, Inc.                      474,215     190,042  McDonald's Corp.                       3,356,142
     91,267  Clear Channel                                      17,236  Wendy's Int'l, Inc.                      570,684
             Communications, Inc. +              3,171,528      44,256  Yum! Brands, Inc. +                    1,226,334
    141,085  Comcast Corp., Cl. A +              2,943,033                                                 --------------
    135,710  Nextel Communications,                                                                             5,771,959
             Inc., Cl. A +                       1,024,611                                                 --------------
    249,895  Qwest Communications Int'l, Inc. +    569,761
    495,508  SBC Communications, Inc.            9,959,711   EDUCATIONAL SERVICES - 0.10%
    133,044  Sprint Corp. (FON Group)            1,213,361      25,856  Apollo Group, Inc., Cl. A +            1,125,460
    148,575  Sprint Corp. (PCS Group) +            291,207                                                 --------------
     34,142  Univision Communications, Inc.,
             Cl. A +                               778,438
    406,593  Verizon Communications, Inc.       11,156,912   ELECTRIC, GAS & SANITARY SERVICES - 3.02%
                                            ---------------     80,877  AES Corp. +                              203,001
                                                47,185,064      18,730  Allegheny Energy, Inc.                   245,363
                                            ---------------     29,380  Allied Waste Industries, Inc. +          215,943
                                                                21,600  Ameren Corp.                             899,640
DOMESTIC DEPOSITORY INSTITUTIONS - 10.10%                       50,494  American Electric Power Co., Inc.      1,439,584
     53,445  AmSouth Bancorp.                    1,108,449      56,136  Calpine Corp. +                          138,656
    223,925  Bank of America Corp.              14,286,415      24,985  Cinergy Corp.                            785,279
    108,233  Bank of New York Co., Inc.          3,110,616      42,057  Citizen's Communications Co. +           285,146
    174,882  Bank One Corp.                      6,540,587      21,440  CMS Energy Corp.                         172,806
     72,053  BB&T Corp.                          2,524,737      31,763  Consolidated Edison, Inc.              1,277,508
     34,207  Charter One Financial, Inc.         1,016,642      24,493  Constellation Energy Group, Inc.         607,181
    754,187  Citigroup, Inc.                    22,361,645      41,446  Dominion Resources, Inc.               2,102,556
     26,052  Comerica, Inc.                      1,256,227      24,956  DTE Energy Co.                         1,015,709
     86,493  Fifth Third Bancorp                 5,295,966     132,283  Duke Energy Corp.                      2,586,133
     18,849  First Tennessee National Corp.        653,495      55,036  Dynegy, Inc., Cl. A                       63,842
    156,132  FleetBoston Financial Corp.         3,174,164      48,553  Edison Int'l +                           485,530
     23,032  Golden West Financial Corp.         1,432,130      87,155  El Paso Corp.                            720,772
     35,851  Huntington Bancshares, Inc.           652,130      33,385  Entergy Corp.                          1,388,816
    297,116  J P Morgan Chase & Co.              5,642,233      47,986  Exelon Corp.                           2,279,335
     63,562  KeyCorp                             1,587,143      44,354  FirstEnergy Corp.                      1,325,741
                                                                27,141  FPL  Group, Inc.                       1,460,186



See Notes to Financial Statements.     20                 WELLS FARGO CORE TRUST


--------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

 Shares       Security Description                Value       Shares     Security Description                   Value
------------- ------------------------------ --------------- ----------- ---------------------------------- --------------

ELECTRIC, GAS & SANITARY SERVICES - 3.02% - CONTINUED        ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
     21,073  KeySpan Corp.                  $      705,946   EXCEPT COMPUTER EQUIPMENT - 6.64% - CONTINUED
     18,155  Kinder Morgan, Inc.                   643,595     115,811  Qualcomm, Inc. +                     $ 3,198,700
     59,903  Mirant Corp. +                        132,386      27,263  Rockwell Collins, Inc.                   598,150
      6,556  Nicor, Inc.                           184,879      78,180  Sanmina-SCI Corp. +                      216,559
     30,946  NiSource, Inc.                        533,200      23,340  Scientific-Atlanta, Inc.                 291,983
      5,284  Peoples Energy Corp.                  178,018      61,308  Tellabs, Inc. +                          249,524
     58,593  PG&E Corp. +                          659,757     258,354  Texas Instruments, Inc.                3,815,889
     12,633  Pinnacle West Capital Corp.           350,692       8,688  Thomas & Betts Corp. +                   122,414
     24,137  PPL Corp.                             785,418      10,161  Whirlpool Corp.                          465,983
     32,969  Progress Energy, Inc.               1,347,443      50,300  Xilinx, Inc. +                           796,651
     30,793  Public Service Enterprise Group, Inc. 939,187                                                 --------------
     45,316  Reliant Energy, Inc.                  453,613                                                    77,264,108
     30,524  Sempra Energy                         599,797                                                 --------------
    105,606  Southern Co.                        3,039,341
     23,259  TECO Energy, Inc.                     369,353   ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED
     41,484  TXU Corp.                           1,730,298   SERVICES - 0.38%
     91,150  Waste Management, Inc.              2,125,618      12,020  Fluor Corp.                              293,769
     76,971  Williams Cos., Inc.                   173,954      65,026  Halliburton Co.                          839,486
     59,316  Xcel Energy, Inc.                     552,232      38,934  Monsanto Co.                             595,301
                                            ---------------     23,158  Moody's Corp.                          1,123,163
                                                35,203,454      56,016  Paychex, Inc.                          1,362,309
                                            ---------------     17,523  Quintiles Transnational Corp. +          166,644
                                                                                                           --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,                                                          4,380,672
EXCEPT COMPUTER EQUIPMENT - 6.64%                                                                          --------------
    118,684  ADC Telecommunications, Inc. +        136,487
     51,013  Advanced Micro Devices, Inc. +        272,409   FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
     56,917  Altera Corp. +                        493,470   EQUIPMENT - 0.89%
     29,214  American Power Conversion Corp. +     279,286       8,456  Ball Corp.                               426,098
     54,496  Analog Devices, Inc. +              1,073,571       8,914  Crane Co.                                176,141
     14,616  Andrew Corp. +                         95,735      22,366  Fortune Brands, Inc.                   1,057,688
     44,870  Applied Micro Circuits Corp. +        128,328      45,659  Illinois Tool Works, Inc.              2,663,289
     40,827  Broadcom Corp., Cl. A +               436,032      67,791  Lockheed Martin Corp.                  4,384,044
     64,324  CIENA Corp. +                         191,042      73,934  Masco Corp.                            1,445,410
     27,871  Comverse Technology, Inc. +           194,818       8,696  Snap-On Corp.                            199,834
     13,893  Cooper Industries Ltd., Cl. A         421,653                                                 --------------
     62,746  Emerson Electric Co.                2,757,059                                                    10,352,504
  1,482,683  General Electric Co.               36,548,136                                                 --------------
    993,227  Intel Corp.                        13,795,923
    202,905  JDS Uniphase Corp. +                  395,259   FOOD & KINDRED PRODUCTS - 4.53%
     47,300  Linear Technology Corp.               980,056       5,395  Adolph Coors Co.                         303,739
     55,412  LSI Logic Corp. +                     351,866     129,437  Anheuser-Busch Cos., Inc.              6,549,512
    511,544  Lucent Technologies, Inc. +           388,773      97,093  Archer-Daniels-Midland Co.             1,214,633
     48,122  Maxim Integrated Products, Inc. +   1,191,501      61,129  Campbell Soup Co.                      1,349,728
     11,614  Maytag Corp.                          269,213     369,920  Coca-Cola Co.                         17,741,363
     89,954  Micron Technology, Inc. +           1,112,731      66,813  Coca-Cola Enterprises, Inc.            1,419,108
     28,839  Molex, Inc.                           678,293      80,043  ConAgra Foods, Inc.                    1,989,069
    342,604  Motorola, Inc.                      3,487,709      54,804  General Mills, Inc.                    2,434,394
     26,943  National Semiconductor Corp. +        321,699      52,298  Heinz (HJ) Co.                         1,745,184
     50,147  Network Applicance, Inc. +            367,578      16,273  Hercules, Inc. +                         149,874
     21,619  Novellus Systems, Inc. +              449,891      20,361  Hershey Foods Corp.                    1,263,400
     22,804  NVIDIA Corp. +                        195,202      61,113  Kellogg Co.                            2,032,007
     24,925  PMC-Sierra, Inc. +                     96,709      42,485  Pepsi Bottling Group, Inc.               994,149
     11,897  Power-One, Inc. +                      35,453
     13,916  Qlogic Corp. +                        362,373


See Notes to Financial Statements.     21                 WELLS FARGO CORE TRUST


--------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

 Shares       Security Description                Value       Shares     Security Description                   Value
------------- ------------------------------ --------------- ----------- ---------------------------------- --------------

FOOD & KINDRED PRODUCTS - 4.53% - CONTINUED                  HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.30%
    264,095  PepsiCo, Inc.                       9,758,310      43,524  Bed Bath & Beyond, Inc. +              1,417,577
    116,906  Sara Lee Corp.                      2,138,211      47,892  Best Buy Co., Inc. +                   1,068,471
     33,591  WM Wrigley Jr. Co.                $ 1,662,419      31,289  Circuit City Stores - Circuit City
                                            ---------------             Group                                    474,028
                                                52,745,100      25,563  RadioShack Corp. +                       512,794
                                            ---------------                                                --------------
                                                                                                               3,472,870
FOOD STORES - 0.39%                                                                                        --------------
     60,658  Albertson's, Inc.                   1,465,497
    117,541  Kroger Co. +                        1,657,328   HOTELS, ROOMING HOUSES, CAMPS & OTHER
     57,871  Starbucks Corp. +                   1,193,879   LODGING PLACES - 0.20%
     20,951  Winn-Dixie Stores, Inc.               274,877      56,036  Hilton Hotels Corp.                      637,690
                                            ---------------     36,033  Marriott Int'l, Inc., Cl. A            1,044,597
                                                 4,591,581      29,719  Starwood Hotels & Resorts Worldwide,
                                            ---------------              Inc.                                    662,734
                                                                                                           --------------
FORESTRY - 0.12%                                                                                               2,345,021
     32,628  Weyerhaeuser Co.                    1,428,128                                                 --------------
                                            ---------------
                                                             INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
FURNITURE & FIXTURES - 0.24%                                 EQUIPMENT - 6.01%
     13,228  Johnson Controls, Inc.              1,016,175      58,121  3M Co.                                 6,391,566
     29,176  Leggett & Platt, Inc.                 577,393      10,706  American Standard Cos., Inc. +           681,116
     39,814  Newell Rubbermaid, Inc.             1,229,058      53,482  Apple Computer, Inc. +                   775,489
                                            ---------------    245,157  Applied Materials, Inc. +              2,831,563
                                                 2,822,626      50,282  Baker Hughes, Inc.                     1,459,686
                                            ---------------     12,002  Black & Decker Corp.                     503,244
                                                                51,286  Caterpillar, Inc.                      1,908,865
GENERAL MERCHANDISE STORES - 3.80%                           1,090,325  Cisco Systems, Inc. +                 11,426,606
     17,282  Big Lots, Inc.                        273,574       6,155  Cummins, Inc.                            145,381
     12,570  Dillards, Inc., Cl. A                 253,663      35,528  Deere & Co.                            1,614,748
     49,663  Dollar General Corp.                  666,477     386,619  Dell Computer Corp. +                  9,093,279
     25,824  Family Dollar Stores, Inc.            694,149      30,209  Dover Corp.                              766,704
     30,027  Federated Department Stores, Inc.     883,995      10,506  Eaton Corp.                              669,652
     39,836  J C Penney Co., Inc.                  634,189     328,378  EMC Corp. +                            1,500,687
     42,937  May Department Stores Co.             977,675      48,287  Gateway, Inc. +                          143,412
     47,083  Sears Roebuck & Co.                 1,836,237     454,733  Hewlett Packard, Co.                   5,306,734
    135,198  Target Corp.                        3,991,045     252,490  IBM Corp.                             14,742,891
     80,436  TJX Cos., Inc.                      1,367,412      25,210  Ingersoll-Rand Co., Cl. A                868,232
    662,853  Wal-Mart Stores, Inc.              32,638,882      12,913  Int'l Game Technology +                  892,805
                                            ---------------     29,452  Jabil Circuit, Inc. +                    435,301
                                                44,217,298      18,798  Lexmark Int'l, Inc. +                    883,506
                                            ---------------     18,290  Pall Corp.                               288,799
                                                                17,589  Parker Hannifin Corp.                    672,076
HEALTH SERVICES - 0.74%                                         35,524  Pitney Bowes, Inc.                     1,083,127
     77,251  HCA, Inc.                           3,677,920     122,771  Solectron Corp. +                        259,047
     35,523  Health Management Associates, Inc.,                12,761  Stanley Works                            416,902
             Cl. A +                               718,275      34,194  Symbol Technologies, Inc.                262,268
     59,069  HEALTHSOUTH Corp. +                   245,136      70,297  United Technologies Corp.              3,971,078
     14,653  Manor Care, Inc. +                    329,399                                                 --------------
     72,841  Tenet Healthcare Corp. +            3,605,630                                                    69,994,764
                                            ---------------                                                --------------
                                                 8,576,360
                                            ---------------  INSURANCE AGENTS, BROKERS & SERVICE - 0.38%
                                                                40,647  AON Corp.                                832,857
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION -           25,259  Humana, Inc. +                           313,212
CONTRACTORS - 0.00%                                             79,835  Marsh & McLennan Cos., Inc.            3,324,329
      9,435  McDermott Int'l, Inc. +                57,837                                                 --------------
                                            ---------------                                                    4,470,398
                                                                                                           --------------
HOLDING & OTHER INVESTMENT OFFICES - 0.05%
     27,547  Plum Creek Timber Co., Inc.           622,838
                                            ---------------


See Notes to Financial Statements.     22                 WELLS FARGO CORE TRUST


--------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

 Shares       Security Description                Value       Shares     Security Description                   Value
------------- ------------------------------ --------------- ----------- ---------------------------------- --------------

INSURANCE CARRIERS - 5.34%                                   MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
     39,104  Ace Ltd.                       $    1,157,869   PHOTOGRAPIC, MEDICAL & OPTICAL GOODS - 2.62% - CONTINUED
     22,404  Aetna, Inc.                           802,287      45,558  Guidant Corp. +                    $   1,471,979
     77,078  AFLAC, Inc.                         2,365,524      28,182  KLA-Tencor Corp. +                       787,405
    105,155  Allstate Corp.                      3,738,260     180,817  Medtronic, Inc.                        7,616,012
     15,779  AMBAC Financial Group, Inc.           850,330       7,208  Millipore Corp.                          229,142
    389,049  American Int'l Group, Inc.         21,280,980      18,629  PerkinElmer, Inc.                        101,528
     21,009  Anthem, Inc. +                      1,365,585      60,039  Raytheon Co.                           1,759,143
     25,601  Chubb Corp.                         1,403,703      27,689  Rockwell Automation, Inc.                450,500
     20,882  CIGNA Corp.                         1,477,402      26,360  St. Jude Medical, Inc. +                 941,052
     24,138  Cinncinnati Financial Corp.           858,830      29,458  Stryker Corp.                          1,696,781
     36,906  Hartford Financial Services Group   1,513,146      13,304  Tektronix, Inc. +                        218,585
     22,025  Jefferson-Pilot Corp.                 883,203      27,279  Teradyne, Inc. +                         261,878
     43,262  John Hancock Financial Services,                   24,811  Thermo Electron Corp. +                  400,201
             Inc.                                1,202,684      19,549  Waters Corp. +                           474,063
     27,450  Lincoln National Corp.                838,598     108,806  Xerox Corp. +                            538,590
     27,733  Loews Corp.                         1,189,468      29,029  Zimmer Holdings, Inc. +                1,112,972
     21,921  MBIA, Inc.                            875,744                                                 --------------
    104,595  MetLife, Inc.                       2,380,582                                                    30,532,594
     15,302  MGIC Investment Corp.                 624,781                                                 --------------
     51,693  Principal Financial Group, Inc. +   1,353,323
     32,446  Progressive Corp.                   1,642,741   METAL MINING - 0.20%
     86,461  Prudential Financial, Inc. +        2,469,326      21,592  Freeport-McMoRan Copper & Gold,
     19,044  Safeco Corp.                          605,218              Inc., Cl. B                              290,628
     33,726  St. Paul Cos., Inc.                   968,611      59,829  Newmont Mining Corp.                   1,645,896
     17,760  Torchmark Corp.                       608,458      13,249  Phelps Dodge Corp. +                     339,572
    149,021  Travelers Property Casualty Corp.,                                                            --------------
             Cl. B +                             2,016,254                                                     2,276,096
     45,217  UnitedHealth Group, Inc.            3,943,827                                                 --------------
     35,972  UnumProvident Corp.                   732,030
     21,710  Wellpoint Health Networks, Inc. +   1,591,343   MINING & QUARRYING OF NONMETALLIC MINERALS,
     20,234  XL Capital Ltd., Cl. A              1,487,199   EXCEPT FUELS - 0.05%
                                            ---------------     15,125  Vulcan Materials Co.                     546,920
                                                62,227,306                                                 --------------
                                            ---------------
                                                             MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.53%
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.05%                25,802  Hasbro, Inc.                             287,176
     34,314  Georgia-Pacific Corp.                 449,170      65,093  Mattel, Inc.                           1,172,325
     15,585  Louisiana-Pacific Corp. +             100,835      21,712  Tiffany & Co.                            465,288
                                            ---------------    297,324  Tyco Int'l Ltd.                        4,192,268
                                                   550,005                                                 --------------
                                            ---------------                                                    6,117,057
                                                                                                           --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
PHOTOGRAPIC, MEDICAL & OPTICAL GOODS - 2.62%                 MISCELLANEOUS RETAIL - 0.87%
     69,183  Agilent Technologies, Inc. +          903,530      67,772  Costco Wholesale Corp. +               2,193,780
     19,263  Allergan, Inc.                      1,047,907      58,505  CVS Corp.                              1,483,102
     31,650  Applera Corp.-Applied Biosystems                   46,077  Office Depot, Inc.                       568,590
             Group                                 579,195      69,672  Staples, Inc. +                          891,105
      8,034  Bausch & Lomb, Inc.                   266,488      31,648  Toys R Us, Inc. +                        322,177
     89,871  Baxter Int'l, Inc.                  2,745,559     152,663  Walgreen Co.                           4,695,914
     38,257  Becton & Dickinson & Co.            1,086,499                                                 --------------
     39,235  Biomet, Inc.                        1,044,828                                                    10,154,668
     60,634  Boston Scientific, Corp. +          1,913,609                                                 --------------
      7,684  C R Bard, Inc.                        419,777
     22,534  Danaher Corp.                       1,281,058   MOTION PICTURES - 0.40%
     43,477  Eastman Kodak Co.                   1,184,313     304,141  Walt Disney Co.                        4,604,695
                                                                                                           --------------

                                                             MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.89%
                                                               166,368  United Parcel Service, Inc., Cl. B    10,402,991
                                                                                                           --------------


See Notes to Financial Statements.     23                 WELLS FARGO CORE TRUST


--------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

 Shares       Security Description                Value       Shares     Security Description                   Value
------------- ------------------------------ --------------- ----------- ---------------------------------- --------------

NONDEPOSITORY CREDIT INSTITUTIONS - 2.63%                    PRIMARY METAL INDUSTRIES - 0.33%
    198,038  American Express Co.                6,174,825     125,803  Alcoa, Inc.                         $  2,427,998
     33,017  Capital One Financial Corp.         1,152,954      12,016  Allegheny Technologies, Inc.              83,151
     18,715  Countrywide Credit Industries, Inc.   882,412      19,168  Englehard Corp.                          456,773
    103,675  FHLMC                               5,795,433      11,649  Nucor Corp.                              441,497
    148,276  FNMA                                8,828,353      15,175  United States Steel Corp.                176,182
     67,773  Household Int'l, Inc.               1,918,654      12,756  Worthington Industries, Inc.             238,537
    190,400  MBNA Corp.                          3,499,552                                                 --------------
     43,063  Providian Financial Corp. +         $ 211,009                                                     3,824,138
     23,049  SLM Corp.                           2,146,784                                                 --------------
                                            ---------------
                                                30,609,976   PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.74%
                                            ---------------
                                                                 9,802  American Greetings Corp., Cl. A +        157,812
                                                                12,528  Dow Jones & Co., Inc.                    481,200
OIL & GAS EXTRACTION - 1.25%                                    39,765  Gannet Co., Inc.                       2,870,238
     37,034  Anadarko Petroleum Corp.            1,649,494      12,407  Knight-Ridder, Inc.                      699,879
     21,429  Apache Corp.                        1,273,954      28,910  McGraw-Hill Cos., Inc.                 1,769,870
     23,359  BJ Services Co. +                     607,334       7,392  Meredith Corp.                           318,226
     29,998  Burlington Resources, Inc.          1,150,723      22,586  New York Times Co., Cl. A              1,026,534
     23,314  Devon Energy Corp.                  1,124,901      16,886  RR Donnelley & Sons Co.                  396,990
     17,312  EOG Resources, Inc.                   622,540      45,022  Tribune Co.                            1,882,370
     14,958  Kerr-McGee Corp.                      649,776     262,967  Viacom, Inc., Cl. B +                 10,663,312
     21,523  Nabors Industries Ltd. +              704,878                                                 --------------
     20,001  Noble Corp. +                         620,031                                                    20,266,431
     56,090  Occidental Petroleum Corp.          1,591,834                                                 --------------
     13,973  Rowan Cos., Inc.                      260,457
     86,050  Schlumberger Ltd.                   3,309,483   RAILROAD TRANSPORTATION - 0.48%
     47,571  Transocean, Inc.                      989,477      56,706  Burlington Northern Santa Fe Corp.     1,356,408
                                            ---------------     31,725  CSX Corp.                                836,906
                                                14,554,882      57,887  Norfolk Southern Corp.                 1,168,739
                                            ---------------     37,668  Union Pacific Corp.                    2,179,847
                                                                                                           --------------
PAPER & ALLIED PRODUCTS - 0.74%                                                                                5,541,900
      7,889  Bemis Co., Inc.                       389,717                                                 --------------
      8,685  Boise Cascade Corp.                   198,018
     71,795  Int'l Paper Co.                     2,397,235   RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.23%
     77,018  Kimberly-Clark Corp.                4,362,300      10,956  Cooper Tire & Rubber Co.                 176,830
     29,794  MeadWestvaco Corp.                    572,343      24,334  Goodyear Tire & Rubber Co.               216,329
     23,618  Pactiv Corp. +                        388,516      39,768  Nike, Inc., Cl. B                      1,717,182
      7,992  Temple-Inland, Inc.                   308,731       8,900  Reebok Int'l Ltd. +                      222,945
                                            ---------------     12,509  Sealed Air Corp. +                       211,277
                                                 8,616,860       8,688  Tupperware Corp.                         144,395
                                            ---------------                                                --------------
                                                                                                               2,688,958
PERSONAL SERVICES - 0.19%                                                                                  --------------
     25,323  Cintas Corp.                        1,061,540
     26,927  H&R Block, Inc.                     1,131,203   SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES
                                            ---------------  & SERVICES - 1.80%
                                                 2,192,743      14,706  Bear Stearns Cos., Inc.                  829,418
                                            ---------------    203,396  Charles Schwab Corp.                   1,769,545
                                                                38,733  Franklin Resources, Inc.               1,204,596
PETROLEUM REFINING & RELATED INDUSTRIES - 4.42%                 71,763  Goldman Sachs Group, Inc.              4,738,511
     13,298  Amerada Hess Corp.                    902,668      36,290  Lehman Brothers Holdings, Inc.         1,780,025
     10,277  Ashland, Inc.                         275,321     128,953  Merrill Lynch & Co., Inc.              4,249,001
    159,166  ChevronTexaco Corp.                11,022,246     163,315  Morgan Stanley                         5,533,112
    100,828  ConocoPhillips                      4,662,287      33,144  Stilwell Financial, Inc.                 400,048
  1,007,003  Exxon Mobil Corp.                  32,123,396      18,248  T Rowe Price Group, Inc.                 455,470
     46,169  Marathon Oil Corp.                  1,047,113                                                 --------------
     11,373  Sunoco, Inc.                          343,010                                                    20,959,726
     36,460  Unocal Corp.                        1,144,479                                                 --------------
                                            ---------------
                                                51,520,520   STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.02%
                                            ---------------    141,831  Corning, Inc. +                          226,930
                                                                                                           --------------


See Notes to Financial Statements.     24                 WELLS FARGO CORE TRUST


--------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (CONCLUDED)
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

 Shares       Security Description                Value       Shares     Security Description                   Value
------------- ------------------------------ --------------- ----------- ---------------------------------- --------------

TOBACCO PRODUCTS - 1.16%                                     WHOLESALE TRADE-NONDURABLE GOODS - 1.02% - CONTINUED
    315,010  Phillip Morris Cos., Inc.         12,222,388       19,930  Supervalu, Inc.                $      321,870
     13,345  RJ Reynolds Tobacco Holdings, Inc.   538,070       98,855  Sysco Corp.                         2,806,493
     25,220  UST, Inc.                            711,456                                              ---------------
                                            --------------                                                 11,899,113
                                               13,471,914                                              ---------------
                                            --------------
                                                             Total Common Stocks (Cost $1,259,816,382) $1,116,944,721
TRANSPORTATION BY AIR - 0.34%                                                                          ---------------
      23,116  AMR Corp. +                          $ 96,625
      18,368  Delta Air Lines, Inc.                 170,639  REAL ESTATE INVESTMENT TRUST - 0.31%
      44,353  FedEx Corp.                         2,220,755     62,405  Equity Office Properties Trust    $ 1,611,297
     115,181  Southwest Airlines Co.              1,504,264     41,061  Equity Residential                    983,000
                                             ---------------    27,647  Simon Property Group, Inc.            987,827
                                                $ 3,992,283                                             --------------
                                             --------------- Total Real Estate Investment Trust
                                                             (Cost $4,089,067)                          $   3,582,124
TRANSPORTATION EQUIPMENT - 2.17%                                                                        --------------
     125,069  Boeing Co.                          4,268,605
      13,428  Brunswick Corp.                       282,525  RIGHTS - 0.00%
      22,142  Dana Corp.                            289,617     32,300  Seagate (a)                                 -
      83,374  Delphi Corp.                          712,848                                             --------------
     271,647  Ford Motor Co.                      2,662,141   Total Rights (Cost $0)                                -
      30,101  General Dynamics Corp.              2,448,114                                             --------------
      83,502  General Motors Corp.                3,248,228
      26,038  Genuine Parts Co.                     797,804  Face Amount
      15,215  Goodrich Corp.                        287,259  ----------------
      45,051  Harley-Davidson, Inc.               2,092,619
     122,092  Honeywell Int'l, Inc.               2,644,513  SHORT-TERM INVESTMENTS - 3.68%
      13,660  ITT Industries, Inc.                  851,428  REPURCHASE AGREEMENT - 3.39%
       9,011  Navistar Int'l Corp. +                195,358   $ 39,522,000  Credit Suisse First Boston,
      16,834  Northrup Grumman Corp.              2,088,089                 1.96%, matures 10/1/02 - 102%  39,522,000
      17,269  PACCAR, Inc.                          583,520                                             --------------
      20,583  Textron, Inc.                         701,880                 Collateralized by U.S. Government
      19,167  TRW, Inc.                           1,122,228                 Securities
                                             ---------------
                                                 25,276,776  U.S. TREASURY BILLS - 0.29%
                                             ---------------     1,440,000  1.80%^10/10/02 #                1,439,450
                                                                 2,005,000  1.71%^12/19/02 #                1,998,181
TRANSPORTATION SERVICES - 0.04%                                                                         --------------
      21,589  Carnival Corp.                        417,747                                                 3,437,631
                                             ---------------                                            --------------

WATER TRANSPORTATION - 0.19%                                 Total Short-Term Investments
      87,426  Sabre Holdings Corp.                2,194,393  (Cost $42,959,009)                         $  42,959,631
                                             ---------------                                            --------------

WHOLESALE TRADE-DURABLE GOODS - 2.13%                        TOTAL INVESTMENTS IN SECURITIES
      13,872  Grainger (W W), Inc.                  590,254  (Cost $1,306,864,458)*            99.93%  $1,163,486,476
     443,389  Johnson & Johnson                  23,978,477  Other Assets and Liabilities, Net  0.07          779,384
      19,479  Visteon Corp.                         184,466                                             --------------
                                             --------------- TOTAL NET ASSETS                 100.00%  $1,164,265,860
                                                 24,753,197                                             ==============
                                             ---------------

WHOLESALE TRADE-NONDURABLE GOODS - 1.02%                     + Non-income earning securities.
      15,781  AmerisourceBergen Corp.             1,127,079  # Security pledged as collateral for futures transactions (see note 2).
      10,191  Brown-Forman Corp., Cl. B             682,287  ^ Yield to maturity.
      67,310  Cardinal Health, Inc.               4,186,682  ++ Security of an affiliate of the fund with a cost of $7,604,304.
      43,221  McKesson Corp.                      1,224,451  (a)Security fair valued in accordance with the procedures adopted by
      69,518  Safeway, Inc. +                     1,550,251     the Board of Directors.
                                                             *  Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized depreciation consists of:

                                                                        Gross Unrealized Appreciation   $ 253,556,738
                                                                        Gross Unrealized Depreciation    (399,969,506)
                                                                                                        --------------
                                                                        Net Unrealized Depreciation     $(146,412,768)
                                                                                                        ==============


See Notes to Financial Statements.     25                 WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

Wells Fargo Core Trust ("Core Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Core Trust, created as the successor entity to the Norwest Core Trust, currently has 15 separate investment portfolios. These financial statements present Index Portfolio (the "Portfolio").

Interest in the Portfolio is sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

Concurrent with the establishment of Core Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Wells Fargo Funds Trust. Effective at the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the Wells Fargo Funds Trust, some of which invest in one or more portfolios of Core Trust, through a tax-free exchange of shares.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed by Core Trust in the preparation of its financial statements, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities, which are traded on a national or foreign securities exchange or the Nasdaq National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Board of Trustees.

Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Foreign currency amounts are translated into U.S. dollars using the closing rates of exchange as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.


                                       26                 WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FUTURES CONTRACTS

The Portfolio may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Portfolio is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On September 30, 2002, Index Portfolio held the following long futures contract:

Contracts   Type            Expiration Date   Notional Contract Value   Net Unrealized Depreciation
----------- --------------- ----------------- ------------------------- -----------------------------
210 Long    S&P 500 Index   December 2002     $42,787,500               $(1,721,675)

The Portfolio has pledged two U.S. Treasury Bills with a par value of $1,440,000 and $2,005,000.

REPURCHASE AGREEMENTS

The Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other Portfolios advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Portfolio's custodians' responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Portfolio are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

SECURITY LOANS

The Portfolio may loan securities in return for securities and cash collateral which is invested in various short-term fixed income securities. The Portfolio may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. The Portfolio also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. Wells Fargo Funds Management, LLC receives 40% of the income on security lending activities and covers the expenses associated with securities lending activities. As of September 30, 2002, the value of securities on loan and the value of the related collateral are shown in the Statement of Assets and Liabilities.

FEDERAL INCOME TAXES

The Portfolio is treated as a separate entity for federal income tax purposes. The Portfolio is not required to pay federal income taxes on its net investment income and net capital gain as it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio is deemed to have been "passed through" to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends, or gains have been distributed by the Portfolio.


                                       27                 WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

NOTE 3.  ADVISORY FEES

The investment advisor of the Portfolio is Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management assumed investment advisory responsibilities for the Portfolio on March 1, 2001. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("Wells Fargo Bank"), was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001. The Portfolio's advisor is responsible for developing the investment policies and guidelines for the Portfolio, and for supervising the sub-advisors who are responsible for the day-to-day portfolio management of the Portfolio.

Funds Management has retained the services of Wells Capital Management, Inc. as sub-advisor to the Portfolio. The fees related to sub-advisory services are borne directly by the advisor and do not increase the overall fees paid by the Portfolio to Funds Management.

Advisory Fee    Sub-advisor                 Sub-Advisory Fee
--------------- --------------------------- ----------------------------------
0.15%           Wells Capital Management    0-200 million, 0.02%
                                            Greater than 200 million, 0.01%

NOTE 4.  OTHER FEES AND TRANSACTIONS WITH AFFILIATES

Currently there are no administration fees charged to the Portfolio. Wells Fargo Bank Minnesota, N.A. ("WFB MN"), formerly Norwest Bank Minnesota, N.A., serves as the custodian for the Portfolio and may appoint certain sub-custodians to custody the Portfolio's foreign securities and assets held in foreign countries. WFB MN receives a fee with respect to the Portfolio at an annual rate of 0.02% of the Portfolio's average daily net assets.

Forum Accounting Services, LLC provides portfolio accounting and interestholder recordkeeping services for the Portfolio.

NOTE 5.  WAIVED FEES AND REIMBURSED EXPENSES

For the period ended September 30, 2002, Wells Fargo Funds Management, LLC waived fees of $761,097.

NOTE 6.  INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for the Portfolio for the year ended September 30, 2002 were $95,585,208 and $53,853,077, respectively.


                                       28                 WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
TRUSTEES AND OFFICERS (UNAUDITED)
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS

The following table provides basic information about the Board of Trustees ("Trustees") of Wells Fargo Funds Trust and supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 95 funds comprising Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Core Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

------------------------------- -------------------------- ----------------------------- ----------------------------
                                       POSITION HELD          PRINCIPAL OCCUPATION(S)
           NAME                         AND LENGTH                    DURING                         OTHER
          AND AGE                      OF SERVICE 2                PAST 5 YEARS                  DIRECTORSHIPS
------------------------------- -------------------------- ----------------------------- ----------------------------
INTERESTED TRUSTEES 1
------------------------------- -------------------------- ----------------------------- ----------------------------
Robert C. Brown                 Trustee                    Retired Director, Federal     None
Age: 71                         since 1992                 Farm Credit Banks Funding
                                                           Corp. and Farm Credit System
                                                           Financial Assistance Corp.
                                                           until February 1999.
------------------------------- -------------------------- ----------------------------- ----------------------------
W. Rodney Hughes                Trustee                    Private Investor.             Barclays Global Investors
Age:  75                        since 1987                                               Funds / Master Investment
                                                                                         Portfolio, 23
------------------------------- -------------------------- ----------------------------- ----------------------------
J. Tucker Morse                 Trustee                    Private Investor/Real Estate  None
Age: 58                         since 1987                 Developer; Chairman of White
                                                           Point Capital, LLC.
------------------------------- -------------------------- ----------------------------- ----------------------------
NON-INTERESTED TRUSTEES
------------------------------- -------------------------- ----------------------------- ----------------------------
Thomas S. Goho                  Trustee since 1987         Wake Forest University,       None
Age: 60                                                    Calloway School of
                                                           Business and Accountantcy,
                                                           Benson-Pruitt Professorship
                                                           since 1999, Associate
                                                           Professor of Finance
                                                           1994 - 1999
------------------------------- -------------------------- ----------------------------- ----------------------------
Peter G. Gordon                 Trustee since 1998         Chairman, CEO, and Co-Founder None
Age: 59                         (Lead Trustee since 2001)  of Crystal Geyser Water Co.
                                                           and President of Crystal
                                                           Geyser Roxane Water Co.
------------------------------- -------------------------- ----------------------------- ----------------------------
Richard M. Leach                Trustee since 1987         President of Richard M. Leach None
Age: 69                                                    Associates (a financial
                                                           consulting firm)
------------------------------- -------------------------- ----------------------------- ----------------------------
Timothy J. Penny                Trustee since 1996         Senior Counselor to the       None
Age: 50                                                    public relations firm of
                                                           Himle-Horner and Senior
                                                           Fellow at the Humphrey
                                                           Institute, Minneapolis,
                                                           Minnesota (a public policy
                                                           organization)
------------------------------- -------------------------- ----------------------------- ----------------------------
Donald C. Willeke               Trustee since 1996         Principal in the law firm of  None
Age: 62                                                    Willeke & Daniels.
------------------------------- -------------------------- ----------------------------- ----------------------------


                                       29                 WELLS FARGO CORE TRUST


--------------------------------------------------------------------------------
INDEX PORTFOLIO
TRUSTEES AND OFFICERS (UNAUDITED)(CONCLUDED)
SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

                                       POSITION HELD          PRINCIPAL OCCUPATION(S)
           NAME                         AND LENGTH                    DURING                         OTHER
          AND AGE                      OF SERVICE 2                PAST 5 YEARS                  DIRECTORSHIPS
------------------------------- -------------------------- ----------------------------- ----------------------------
OFFICERS
------------------------------- ------------------------ ------------------------------- ----------------------------
Michael J. Hogan                President since 2000     Executive Vice President of     None
Age: 43                                                  Wells Fargo Bank, N.A.
                                                         President of Wells Fargo
                                                         Funds Management, LLC since
                                                         March 2001.  Senior Vice
                                                         President of Wells Fargo
                                                         Bank, N.A. from April 1997 to
                                                         July 1999. Vice President of
                                                         American Express Financial
                                                         Advisors until April 1997.
------------------------------- ------------------------ ------------------------------- ----------------------------
Karla M. Rabusch                Treasurer since 2000     Senior Vice President of        None
Age: 43                                                  Wells Fargo Bank, N.A. Senior
                                                         Vice President and Chief
                                                         Administrative Officer of
                                                         Wells Fargo Funds Management,
                                                         LLC since March 2001. Vice
                                                         President of Wells Fargo
                                                         Bank, N.A. from December 1997
                                                         to May 2000. Prior thereto,
                                                         Director of Managed Assets
                                                         Investment Accounting of
                                                         American Express Financial
                                                         Advisors until November 1997.
------------------------------- ------------------------ ------------------------------- ----------------------------
C. David Messman                Secretary since 2000     Vice President and Senior       None
Age: 42                                                  Counsel of Wells Fargo Bank,
                                                         N.A. Vice President and
                                                         Secretary of Wells Fargo
                                                         Funds Management, LLC since
                                                         March 2001.
------------------------------- ------------------------ ------------------------------- ----------------------------

The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

1 Currently, three of the eight Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. Two of the interested Trustees, Robert C. Brown and W. Rodney Hughes, own securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

2 Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.


                                       30                 WELLS FARGO CORE TRUST

FOR MORE INFORMATION                                                                       FORUM
                                                                                           FUNDS
                                                                                     EQUITY INDEX FUND











                                 TRANSFER AGENT
                        Forum Shareholder Services, LLC
                              Two Portland Square
                             Portland, Maine 04101




                                  DISTRIBUTOR
                           Forum Funds Services, LLC
                              Two Portland Square
                             Portland, Maine 04101                                          [LOGO]
                                                                                          FORUM FUNDS
                                                                                          P.O. Box 446
                                                                                      Portland, Maine 04112
      This report is authorized for distribution only to shareholders and       800-94FORUM (Shareholder Services)
          to others who have received a copy of the Fund's prospectus.            800-95FORUM (Dealer Services)